Intangible Assets - DAC for US operations and sensitivity of amortisation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DAC amounts
Gain (loss) for shadow DAC amortisation	$ (631)	$ 328	$ (98)
Jackson (US insurance operations) | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs	12,240	11,113
Shareholder-backed
DAC amounts
Credit (charge) for decelerated (accelerated) amortisation	$ (280)	(259)
Assumption for long-term investment returns (as a percent)	7.40%
Maximum decrease in separate account values for mean reversion assumption to remain within the corridor (as a percent)	26.00%
Maximum increase in separate account values for mean reversion assumption to remain within the corridor (as a percent)	49.00%
Shareholder-backed | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs	$ 14,200
Shareholder-backed | Jackson (US insurance operations)
DAC amounts
Gain (loss) for shadow DAC amortisation	(631)	328
Positive (negative) unrealised valuation movement	$ 4,023	$ (2,159)
Assumption for long-term investment returns (as a percent)	7.40%	7.40%
Shareholder-backed | Jackson (US insurance operations) | Cumulative shadow DAC | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs	$ (695)	$ (64)
Shareholder-backed | Jackson (US insurance operations) | Variable annuities
DAC amounts
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Shareholder-backed | Jackson (US insurance operations) | Variable annuities | Amount before cumulative shadow DAC | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs	$ 12,406	10,796
Shareholder-backed | Jackson (US insurance operations) | Other business | Amount before cumulative shadow DAC | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs	$ 529	$ 381